Filed Pursuant to Rule 497(e)
1933 Act File No. 333-192733
1940 Act File No. 811-22917

ABSOLUTE SHARES TRUST

On behalf of Absolute Shares Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are XBRL exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplement to the Prospectus and Statement of Additional Information dated June 27, 2016, for the WBI Tactical SMG Shares, WBI Tactical SMV Shares, WBI Tactical SMY Shares, WBI Tactical SMS Shares, WBI Tactical LCG Shares, WBI Tactical LCV Shares, WBI Tactical LCY Shares, WBI Tactical LCS Shares, WBI Tactical Income Shares, and WBI Tactical High Income Shares, filed pursuant to Rule 497(e) on June 27, 2016.  The purpose of this filing is to submit the XBRL exhibits for the risk/return summary provided in the 497(e) filing (Accession Number 0000894189-16-010131).
The XBRL exhibits attached hereto consist of the following:
Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE